Investment Risks	Aug. 10, 2026
m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

m+ Income Momentum Autocall ETF | Authorized Participant Risk [Member]
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Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

m+ Income Momentum Autocall ETF | Autocallable Structure Risk [Member]
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Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables reflected by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors.

m+ Income Momentum Autocall ETF | Changes In Trade Negotiations Risk [Member]
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Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

m+ Income Momentum Autocall ETF | Contingent Income Risk [Member]
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Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

m+ Income Momentum Autocall ETF | Early Redemption Risk [Member]
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Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

m+ Income Momentum Autocall ETF | Barrier Risk [Member]
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Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

m+ Income Momentum Autocall ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk. The Underlying Reference Index and the Autocall Index employ complex calculation methodologies that may not perform as expected under certain market conditions.
m+ Income Momentum Autocall ETF | Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

m+ Income Momentum Autocall ETF | Correlation Risk [Member]
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Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocall Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

m+ Income Momentum Autocall ETF | Costs Of Buying And Selling Fund Shares [Member]
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Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

m+ Income Momentum Autocall ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

m+ Income Momentum Autocall ETF | Creditdefault Risk [Member]
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Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

m+ Income Momentum Autocall ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

m+ Income Momentum Autocall ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives, such as swaps, options, futures and forward foreign currency contracts, are instruments whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

m+ Income Momentum Autocall ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

m+ Income Momentum Autocall ETF | Early Closetrading Halt Risk [Member]
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Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

m+ Income Momentum Autocall ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

m+ Income Momentum Autocall ETF | Etf Structure Risks [Member]
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ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

m+ Income Momentum Autocall ETF | Fixed Income Risk [Member]
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

m+ Income Momentum Autocall ETF | Highly Volatile Markets Risk [Member]
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Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

m+ Income Momentum Autocall ETF | Index Risk [Member]
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Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocall Index may underperform the return of the Autocall Index.

m+ Income Momentum Autocall ETF | Simulated Performance Risk [Member]
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Simulated Performance Risk. Certain information regarding the Autocall Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back-tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Autocall Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Autocall Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

m+ Income Momentum Autocall ETF | Interest Rates Risk [Member]
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Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

m+ Income Momentum Autocall ETF | Investment In Subsidiary [Member]
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Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and this SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

m+ Income Momentum Autocall ETF | Laddered Portfolio Risk [Member]
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Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallables may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

m+ Income Momentum Autocall ETF | Legislation And Regulatory Risk [Member]
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Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

m+ Income Momentum Autocall ETF | Limited History Of Operations Risk [Member]
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Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

m+ Income Momentum Autocall ETF | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

m+ Income Momentum Autocall ETF | Market Disruptions Risk [Member]
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Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

m+ Income Momentum Autocall ETF | Market Risk [Member]
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Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

m+ Income Momentum Autocall ETF | Nondiversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

m+ Income Momentum Autocall ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocall Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

m+ Income Momentum Autocall ETF | Swap Agreement Termination Risk [Member]
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Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

m+ Income Momentum Autocall ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

m+ Income Momentum Autocall ETF | U S Debt Ceiling And Budget Deficit Risks [Member]
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U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

m+ Income Momentum Autocall ETF | U S Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

m+ Income Momentum Autocall ETF | Valuation Risk [Member]
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Valuation Risk. The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

m+ Income Momentum Autocall ETF | Volatility Target Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions;

●	Implied Volatility Limitations: The use of options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

m+ Income Momentum Autocall ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
m+ Income Momentum Autocall ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.
m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

m+ Nasdaq-100 Accelerator Autocall ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

m+ Nasdaq-100 Accelerator Autocall ETF | Autocallable Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables notes reflected by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors.

m+ Nasdaq-100 Accelerator Autocall ETF | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

m+ Nasdaq-100 Accelerator Autocall ETF | Contingent Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

m+ Nasdaq-100 Accelerator Autocall ETF | Early Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

m+ Nasdaq-100 Accelerator Autocall ETF | Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

m+ Nasdaq-100 Accelerator Autocall ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk. The Underlying Reference Index and the Autocall Index employ complex calculation methodologies that may not perform as expected under certain market conditions.
m+ Nasdaq-100 Accelerator Autocall ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

m+ Nasdaq-100 Accelerator Autocall ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocall Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

m+ Nasdaq-100 Accelerator Autocall ETF | Costs Of Buying And Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

m+ Nasdaq-100 Accelerator Autocall ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

m+ Nasdaq-100 Accelerator Autocall ETF | Creditdefault Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

m+ Nasdaq-100 Accelerator Autocall ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

m+ Nasdaq-100 Accelerator Autocall ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

m+ Nasdaq-100 Accelerator Autocall ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

m+ Nasdaq-100 Accelerator Autocall ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

m+ Nasdaq-100 Accelerator Autocall ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

m+ Nasdaq-100 Accelerator Autocall ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

m+ Nasdaq-100 Accelerator Autocall ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

m+ Nasdaq-100 Accelerator Autocall ETF | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

m+ Nasdaq-100 Accelerator Autocall ETF | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocall Index may underperform the return of the Autocall Index.

m+ Nasdaq-100 Accelerator Autocall ETF | Simulated Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Simulated Performance Risk. Certain information regarding the Autocall Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back-tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Autocall Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Autocall Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

m+ Nasdaq-100 Accelerator Autocall ETF | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

m+ Nasdaq-100 Accelerator Autocall ETF | Investment In Subsidiary [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

m+ Nasdaq-100 Accelerator Autocall ETF | Laddered Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

m+ Nasdaq-100 Accelerator Autocall ETF | Legislation And Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

m+ Nasdaq-100 Accelerator Autocall ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

m+ Nasdaq-100 Accelerator Autocall ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

m+ Nasdaq-100 Accelerator Autocall ETF | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

m+ Nasdaq-100 Accelerator Autocall ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

m+ Nasdaq-100 Accelerator Autocall ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

m+ Nasdaq-100 Accelerator Autocall ETF | Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocall Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

m+ Nasdaq-100 Accelerator Autocall ETF | Swap Agreement Termination Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

m+ Nasdaq-100 Accelerator Autocall ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company under Subchapter M of the Code.

The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

m+ Nasdaq-100 Accelerator Autocall ETF | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

m+ Nasdaq-100 Accelerator Autocall ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

m+ Nasdaq-100 Accelerator Autocall ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

m+ Nasdaq-100 Accelerator Autocall ETF | Volatility Target Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions.;

●	Implied Volatility Limitations: The use of options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

m+ Nasdaq-100 Accelerator Autocall ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
m+ Nasdaq-100 Accelerator Autocall ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.
m+ DualYield Autocall ETF
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

m+ DualYield Autocall ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

m+ DualYield Autocall ETF | Autocallable Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Autocallable Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Autocallables reflected by the Autocall Index. Autocallables have specific structural features that may be unfamiliar to many investors.

m+ DualYield Autocall ETF | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

m+ DualYield Autocall ETF | Contingent Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Contingent Income Risk. Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns. If a contingent coupon is not paid due to the Reference Index breaching the applicable Coupon Barrier, the expected income from the Fund’s investments may decline, which may also adversely affect the reference index valuation, the Fund’s net asset value and the market price of the Fund’s shares.

m+ DualYield Autocall ETF | Early Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Redemption Risk. Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

m+ DualYield Autocall ETF | Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Barrier Risk. Each Autocallable in the Index Portfolio includes a Maturity Barrier, expressed as a percentage of the level of the Underlying Reference Index on the date the Autocallable is issued. If, on the Maturity Date, the level of the Underlying Reference Index is at or above the Maturity Barrier, the principal amount of that Autocallable is generally returned in full.

If the Underlying Reference Index falls below the Maturity Barrier at maturity, the conditional protection provided by the Autocallable no longer applies, and the Autocallable becomes fully exposed to the negative performance of the Underlying Reference Index measured from its initial level. In that case, the principal amount repaid will decline by the same percentage as the decline in the Underlying Reference Index.

This structure results in a “binary outcome” at maturity, meaning that there are effectively two distinct results: either principal is returned in full if the Underlying Reference Index remains above the Maturity Barrier, or principal is reduced by the full amount of the Underlying Reference Index’s decline if the Maturity Barrier is breached. As a result, relatively modest additional declines in the Underlying Reference Index below the Maturity Barrier can lead to sudden and significant losses of principal.

For example, if the Maturity Barrier for an Autocallable is set at 60% of the level of the Underlying Reference Index at issuance, and the Underlying Reference Index has declined by 75% by the Maturity Date (i.e., to 25% of its initial level, which is below the Maturity Barrier), the principal amount repaid on that Autocallable would be reduced by 75%.

Because the Fund obtains exposure to Autocallables through the performance of the Index Portfolio under one or more Swap Agreements, any principal losses realized by one or more Autocallables will reduce the level of the Autocall Index and, in turn, negatively affect the value of the Fund.

m+ DualYield Autocall ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk. The Underlying Reference Index and the Autocall Index employ complex calculation methodologies that may not perform as expected under certain market conditions.
m+ DualYield Autocall ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

m+ DualYield Autocall ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocall Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

m+ DualYield Autocall ETF | Costs Of Buying And Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

m+ DualYield Autocall ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

m+ DualYield Autocall ETF | Creditdefault Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

m+ DualYield Autocall ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

m+ DualYield Autocall ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

m+ DualYield Autocall ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund seeks to make monthly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. To the extent such monthly distributions are a return of capital, the distributions should not be considered the dividend yield or total return of an investment in Fund shares.

m+ DualYield Autocall ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

m+ DualYield Autocall ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

m+ DualYield Autocall ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

m+ DualYield Autocall ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

m+ DualYield Autocall ETF | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

m+ DualYield Autocall ETF | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocall Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocall Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Autocall Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocall Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocall Index may underperform the return of the Autocall Index.

m+ DualYield Autocall ETF | Simulated Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Simulated Performance Risk. Certain information regarding the Autocall Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back-tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Autocall Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Autocall Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the index or the Fund will achieve results similar to those shown by simulated performance.

m+ DualYield Autocall ETF | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

m+ DualYield Autocall ETF | Investment In Subsidiary [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocall Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

m+ DualYield Autocall ETF | Laddered Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

m+ DualYield Autocall ETF | Legislation And Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

m+ DualYield Autocall ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

m+ DualYield Autocall ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

m+ DualYield Autocall ETF | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

m+ DualYield Autocall ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

m+ DualYield Autocall ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

m+ DualYield Autocall ETF | Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocall Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

m+ DualYield Autocall ETF | Swap Agreement Termination Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

m+ DualYield Autocall ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Autocallables is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

m+ DualYield Autocall ETF | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

m+ DualYield Autocall ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

m+ DualYield Autocall ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

m+ DualYield Autocall ETF | Volatility Target Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Target Index Risk. The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:

●	Decrement Feature Impact: Because the decrement is deducted regardless of market performance, it creates a constant performance drag that may cause the Index to underperform an otherwise similar equity index that does not include a decrement feature, particularly during periods of modest returns or sideways market conditions.;

●	Implied Volatility Limitations: The use of options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

●	Rebalancing Frequency Risk: The rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and

●	Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

m+ DualYield Autocall ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
m+ DualYield Autocall ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.
m+ DynaBuffer ETF
Prospectus [Line Items]
Risk [Text Block]

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency. As with any investment, the Fund’s returns will vary and you could lose money.

m+ DynaBuffer ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

m+ DynaBuffer ETF | Changes In Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

m+ DynaBuffer ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk. The Buffer Index employs complex calculation methodologies that may not perform as expected under certain market conditions.
m+ DynaBuffer ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. The Fund also risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

m+ DynaBuffer ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Buffer Index for a number of reasons, including operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

m+ DynaBuffer ETF | Costs Of Buying And Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

m+ DynaBuffer ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with swap counterparties. If a swap counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Swap Agreements generally require counterparties to post collateral based on the mark-to-market exposure of the swaps, which is intended to help mitigate counterparty credit risk. However, collateralization may not fully protect the Fund in all circumstances, including during periods of rapid market movements, operational failures, or if a counterparty becomes insolvent or otherwise fails to perform its obligations.

Because the Fund’s holdings consist primarily of contractual claims against swap counterparties rather than direct holdings of securities, the Fund may be particularly vulnerable to counterparty failure generally and related to the counterparty’s performance obligations. Even temporary disruptions in a counterparty’s ability to perform under a Swap Agreement could negatively affect Fund performance. In addition, the Fund may have substantial exposure to a single swap counterparty, which may increase the Fund’s sensitivity to adverse developments affecting that counterparty.

m+ DynaBuffer ETF | Creditdefault Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit/Default Risk. Credit risk is the risk that an issuer, guarantor, or counterparty is unable or unwilling to make timely payments, satisfy contractual obligations, or otherwise honor its commitments. Changes in the financial condition of a counterparty, adverse economic, market, or political developments, or other factors may increase the risk of default and negatively affect the value of the Fund’s investments.

To the extent the Fund enters into Swap Agreements, the Fund is exposed to the credit risk of the applicable swap counterparties. Although such swap arrangements typically include collateral posting requirements intended to reduce counterparty credit exposure, there can be no assurance that collateral will be sufficient to cover all losses in the event of a counterparty default, particularly during periods of market stress or following insolvency proceedings.

Credit rating downgrades, defaults, or other adverse credit events involving a counterparty may reduce the Fund’s income and negatively affect the value of the Fund’s shares.

m+ DynaBuffer ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. As part of its business, the Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

m+ DynaBuffer ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives involves leverage, market, counterparty, liquidity, operational, and legal risks. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

m+ DynaBuffer ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

m+ DynaBuffer ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The securities markets are volatile. The Fund’s indirect exposure to the SPY ETF subjects it to risks associated with equity markets. The value of the SPY ETF may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities SPY ETF holds decline, the value of your investment in the Fund will decline.

m+ DynaBuffer ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

○	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

m+ DynaBuffer ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

m+ DynaBuffer ETF | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

m+ DynaBuffer ETF | Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Risk. There can be no guarantee that the Buffer Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Buffer Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Buffer Index with another index or reference security that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index or reference security so selected will perform in a manner similar to the Buffer Index. Unavailability could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Buffer Index may underperform the return of the Buffer Index.

m+ DynaBuffer ETF | Simulated Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Simulated Performance Risk. Certain information regarding the Buffer Index (including information that may be available in Fund documents, marketing materials, or on the Fund’s website) may reflect simulated, hypothetical, or back‑tested performance rather than actual performance. Simulated performance results are generally prepared by applying the Buffer Index’s methodology retroactively to historical market data and do not represent the results of actual trading. Such results are achieved through the retroactive application of a model designed with the benefit of hindsight and may reflect assumptions that would not have been available at the time the Buffer Index was originally constituted.

Simulated performance has inherent limitations and may overstate or understate the impact of certain market factors, including market volatility, liquidity constraints, transaction costs, and other factors that may affect actual performance. In addition, simulated results do not reflect the effect of Fund fees and expenses or the Fund’s actual portfolio management, and there can be no assurance that the Buffer Index or the Fund will achieve results similar to those shown by simulated performance.

m+ DynaBuffer ETF | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

m+ DynaBuffer ETF | Investment In Subsidiary [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in a Subsidiary. As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary, organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Buffer Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in the SAI), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

m+ DynaBuffer ETF | Laddered Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Laddered Portfolio Risk. The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Buffer Notes may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

m+ DynaBuffer ETF | Legislation And Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Legislation and Regulatory Risk. The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

m+ DynaBuffer ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

m+ DynaBuffer ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

m+ DynaBuffer ETF | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

m+ DynaBuffer ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or in the Index Portfolio may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

m+ DynaBuffer ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

m+ DynaBuffer ETF | Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Risk. Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Buffer Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

m+ DynaBuffer ETF | Swap Agreement Termination Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Termination Risk. A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

m+ DynaBuffer ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. The treatment of the swaps and other derivatives that provide exposure to the Buffer Notes is not entirely clear, which may impact the ability of the Fund to satisfy the requirements of Subchapter M of the Code.

●	Qualifying Income. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the Buffer Notes is not entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the Buffer Notes as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC.

●	Asset Diversification. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC.

If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for U.S. federal income tax purposes.

The U.S. federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

m+ DynaBuffer ETF | U S Debt Ceiling And Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

m+ DynaBuffer ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

m+ DynaBuffer ETF | Valuation Risk [Member]
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Valuation Risk. The complex nature of buffer note structures may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

m+ DynaBuffer ETF | Buffer Structure Risk [Member]
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Buffer Structure Risk. The Fund’s returns are correlated to the performance of a portfolio of Buffer Notes reflected by the Buffer Index. Buffer Notes have specific structural features that may be unfamiliar to many investors and are designed to provide limited downside protection only up to a predetermined buffer threshold.

The buffer is intended to absorb losses in the SPY ETF only up to that specified level. If losses in the SPY ETF exceed the buffer threshold, the investor bears the full amount of losses beyond the buffer, which may result in a substantial decline in the value of the Buffer Notes. As a result, during significant market downturns, the Fund may experience large and rapid declines in value, and investors may lose a significant portion, or all, of their investment.

m+ DynaBuffer ETF | Capped Upside Return Risk [Member]
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Capped Upside Return Risk. Each Buffer Note in the Buffer Index has a predefined cap on its upside potential that is determined at the time the Buffer Note is issued and remains fixed for the life of that note. As a result, if the SPY ETF appreciates beyond the applicable cap of a particular Buffer Note, that Buffer Note will not participate in gains above the cap, and the excess positive performance of the SPY ETF will not be reflected in the return of that note.

Because the Fund holds a laddered portfolio of many Buffer Notes issued at different times, each with its own cap based on market conditions at issuance, the overall upside participation of the Fund is structurally limited and may vary over time. During periods of strong or rapidly rising equity markets, the Fund may significantly underperform the SPY ETF or other equity investments without capped return features, as gains above the caps applicable to the Buffer Notes will not be captured.

m+ DynaBuffer ETF | Rolling And Timing Risk [Member]
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Rolling and Timing Risk. The Fund’s investment strategy relies on a laddered portfolio of synthetic instruments that are added and replaced through a systematic rolling process. While this approach is designed to reduce concentration risk and mitigate exposure to any single market entry point, it may nevertheless result in suboptimal entry timing, particularly during periods of rapidly changing or stressed market conditions. Market conditions at the time new positions are added may adversely affect future income payments or principal outcomes. In addition, unfavorable market conditions persisting across multiple roll periods may negatively impact the overall performance of the Fund.

m+ DynaBuffer ETF | Risk Lose Money [Member]
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Risk [Text Block]	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
m+ DynaBuffer ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because, as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.